Segment Information - Summary of Financial Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Sales	$ 20,023	$ 19,636
Non-current assets	35,690	33,399
Canpotex customer [Member]
Disclosure of geographical areas [Line Items]
Sales	1,625	1,657
United States customer [Member]
Disclosure of geographical areas [Line Items]
Sales	12,522	11,891
Canada customer [Member]
Disclosure of geographical areas [Line Items]
Sales	2,504	2,790
Trinidad customer [Member]
Disclosure of geographical areas [Line Items]
Sales	113	190
Other customers [Member]
Disclosure of geographical areas [Line Items]
Sales	706	728
Australia customer [Member]
Disclosure of geographical areas [Line Items]
Sales	1,955	1,681
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	388	387
Europe customer [Member]
Disclosure of geographical areas [Line Items]
Sales	210	312
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	15,685	14,501
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	17,503	17,100
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	691	570
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	639	621
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	$ 1,172	$ 607